Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions for liabilities and other charges
22 Provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2023	33,870	663	2,255	36,788
Additions	1,640	207	2,244	4,091
Reversals	(18,627)	(200)	(198)	(19,025)
Use of provision	(1,261)	—	(894)	(2,155)
Effect of translation	(334)	(216)	(215)	(765)
Balance as of December 31, 2023	15,288	454	3,192	18,934
Additions	2,923	65	387	3,375
Reversals	(2,966)	—	(112)	(3,078)
Use of provision	(1,695)	—	(1,728)	(3,423)
Effect of translation	(1,860)	(97)	(320)	(2,277)
Balance as of December 31, 2024	11,690	422	1,419	13,531
Current	11,690	422	781	12,893
Non-current	—	—	638	638
Uncertain tax positions
Uncertain tax positions includes provisions related to VAT for USD 1,506 thousand (2023: USD 3,253 thousand), provisions related to Withholding Tax (WHT) for USD 8,626 thousand (2023: USD 10,758 thousand) and provisions related to other taxes for USD 1,558 thousand (2023: USD 1,277 thousand). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the Group and in consideration of the probability of a liability arising, within the applicable statute of limitations. These provisions are expected to be utilized or released as a result of the regular tax audits in the Countries where the Group operates. When the technical merits of tax filings get clarified and confirmed with the tax authorities, as happened in 2023 and 2024, this reduces the overall uncertainty in the Group's tax positions, resulting in a reversal of provisions.
Marketplace and consignment goods
The provision for marketplace and consignment goods relates to the lost and damaged items, which are to be reimbursed to the sellers. The provision is calculated based on the detailed review of these items, and it is expected that these costs will be incurred in the next financial year.
Provision for other expenses
Provision for other expense includes the end-of-service gratuity and post retirement benefits provision of USD 638 thousand (2023: USD 631 thousand), and various litigation and penalty provisions of USD 781 thousand (2023: USD 2,561 thousand). The provisions are calculated based on our best estimate considering past experience.